United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/15

Date of Reporting Period: Six months ended 03/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2015
Share Class	Ticker
A	FMUUX
Institutional	FMUSX

Federated Municipal Ultrashort Fund
Fund Established 2000

A Portfolio of Federated Fixed Income Securities, Inc.

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2014 through March 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2015, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Industrial Development Bond/Pollution Control Revenue	16.8%
General Obligation—Local	14.5%
Hospital	10.8%
Tollroad	8.5%
General Obligation—State	7.6%
Electric & Gas	6.7%
General Obligation—State (Appropriation)	5.5%
Public Power	4.8%
Education	3.8%
Dedicated Tax	3.6%
Other[2]	15.9%
Other Assets and Liabilities—Net[3]	1.5%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party, including bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 82.6% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2015 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—83.8%
		Alabama—0.1%
$1,000,000		Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds (Series 2012-A), 4.00%, 6/1/2015	$1,006,200
4,640,000		Mobile, AL IDB, PCRBs (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	4,703,986
		TOTAL	5,710,186
		Arizona—1.4%
7,000,000	[1]	Arizona Health Facilities Authority, Variable Rate Revenue Refunding Bonds (Series 2013A-1), 1.85% TOBs (Phoenix Children's Hospital), Mandatory Tender 2/5/2020	7,197,050
2,265,000		Navajo County, AZ Pollution Control Corp., Refunding Revenue Bonds (Series 2014A), 0.45% TOBs (Arizona Public Service Co.), Mandatory Tender 11/17/2015	2,264,841
9,700,000		Phoenix, AZ IDA, (Series 2013), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 5/1/2015	9,700,000
25,000,000		Yavapai County, AZ IDA Solid Waste Disposal, (Series 2010), 0.30% TOBs (Republic Services, Inc.), Mandatory Tender 6/1/2015	24,999,750
2,500,000	[2,3]	Yavapai County, AZ IDA Solid Waste Disposal, Revenue Bonds (Series 2003A-2), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2018	2,497,450
4,500,000	[2,3]	Yavapai County, AZ IDA Solid Waste Disposal, Solid Waste Disposal Revenue Bonds (Series 2002), 2.13% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2018	4,676,715
		TOTAL	51,335,806
		Arkansas—0.2%
8,000,000		Jefferson County, AR, PCR Refunding Bonds (Series 2013), 1.55% (Entergy Arkansas, Inc.), 10/1/2017	8,112,240
		California—9.2%
12,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2008D-1 Index Rate), 0.971% TOBs, Mandatory Tender 8/1/2017	12,143,280
24,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2014B), 1.50% TOBs, Mandatory Tender 4/2/2018	24,292,320
15,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007A-1), 0.72% TOBs, Mandatory Tender 10/1/2019	15,262,650
8,965,000	[1]	California Educational Facilities Authority, Variable Rate Refunding Revenue Bonds (Series 2010B), 0.82% (Loyola Marymount University), 10/1/2015	8,969,034
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$3,770,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	$3,827,266
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008B), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,786,621
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008C), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,786,621
5,645,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2013B), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/17/2017	6,256,862
14,500,000	[1]	California Infrastructure & Economic Development Bank, (J Paul Getty Trust), Variable Rate Refunding Revenue Bonds (Series 2012B-1), 0.30%, 10/01/2047	14,498,985
9,500,000	[1]	California Infrastructure & Economic Development Bank, (J Paul Getty Trust), Variable Rate Refunding Revenue Bonds (Series 2012B-2), 0.30%, 10/01/2047	9,499,335
2,700,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2008A), 1.55% (Waste Management, Inc.), 2/1/2019	2,702,862
2,300,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998A), 1.50% (Waste Management, Inc.), 6/1/2018	2,294,894
3,200,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	3,261,984
5,000,000		California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A), 1.875% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	5,000,000
9,000,000		California PCFA, Solid Waste Disposal Revenue Bonds, 0.70% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2015	9,000,990
3,500,000	[2]	California PCFA, Solid Waste Disposal Revenue Bonds, 1.65% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	3,495,730
35,000,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 2010A), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 5/1/2015	34,999,650
11,245,000	[1]	California State Department of Water Resources, Central Valley Project Water System Revenue Bonds (Series AT) (Index Floating Rate Bonds), 0.35%, 12/1/2035	11,244,213
10,000,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013C), 0.57% TOBs, Mandatory Tender 12/1/2016	10,031,000
10,000,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D), 0.817% TOBs, Mandatory Tender 12/1/2017	10,100,800
16,665,000		California State, UT GO Bonds, 4.00% TOBs, Mandatory Tender 12/1/2017	17,755,391
7,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 0.77%, 5/1/2017	7,050,190
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$9,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 0.92%, 5/1/2018	$9,127,440
10,000,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2017	11,061,100
60,000,000	[1]	California Statewide CDA, Revenue Bonds (Series 2012C), 0.97% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2017	60,592,800
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-1), 5.00% TOBs, Mandatory Tender 1/15/2018	3,229,080
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013B-2), 5.00% TOBs, Mandatory Tender 1/15/2020	2,785,175
8,400,000	[1]	Hemet, CA USDT, COPs (Series 2006), 0.67% 10/1/2036	8,400,000
7,000,000	[1,2,3]	Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares (Series 2018), 0.510%, 7/1/2018	7,002,310
9,000,000		San Joaquin Hills, CA Transportation Corridor Agency, Senior Lien Toll Road Refunding Revenue Bonds (Series 2014A), 5.00%, 1/15/2016	9,316,260
5,000,000		Val Verde, CA USDT, GO BANs (Series 2013), 3.00%, 8/1/2018	5,178,900
		TOTAL	337,953,743
		Colorado—0.4%
8,250,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2014A), 1.20% TOBs, Mandatory Tender 8/31/2017	8,256,435
5,790,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Series 2007CD-2), 1.77% TOBs (National Public Finance Guarantee Corporation INS), Mandatory Tender 8/31/2017	5,825,029
		TOTAL	14,081,464
		Connecticut—3.5%
15,000,000	[1]	Connecticut State HEFA, Revenue Bonds (Series 2014B Floating Rate Note), 0.665% TOBs (Yale-New Haven Hospital), Mandatory Tender 7/1/2019	15,069,600
15,585,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2011C), 0.67%, 5/15/2016	15,662,613
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.45%, 4/15/2015	4,500,450
5,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.55%, 4/15/2016	5,016,850
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.70%, 4/15/2017	4,026,920
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 0.90%, 4/15/2018	4,556,340
3,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.31%, 9/15/2015	3,504,025
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$3,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.45%, 9/15/2016	$3,004,500
1,875,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.54%, 9/15/2017	1,884,656
2,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.79%, 9/15/2018	2,529,350
6,355,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.67%, 3/1/2020	6,406,666
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.77%, 3/1/2021	4,039,480
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.87%, 3/1/2022	3,097,091
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 0.92%, 3/1/2023	1,511,310
15,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013D), 0.90%, 8/15/2019	15,188,100
10,000,000		Connecticut State, Variable-Rate Remarketed Obligations (Series A-2), 0.25%, 1/1/2017	10,000,000
10,000,000		Connecticut State, Variable-Rate Remarketed Obligations (Series A-3), 0.28% 7/1/2017	10,000,000
5,000,000		Connecticut State, Variable-Rate Remarketed Obligations (Series A-4), 0.28%, 1/1/2018	5,000,000
8,500,000		Hamden, CT, (Series 2014A), 1.25% BANs, 8/20/2015	8,519,040
600,000		West Haven, CT, UT GO Bonds, 3.00% (AGM INS), 8/1/2015	605,322
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2017	2,127,700
2,500,000		West Haven, CT, UT GO Bonds, 5.00% (AGM INS), 8/1/2016	2,639,500
		TOTAL	128,889,513
		District of Columbia—1.2%
10,000,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 0.62%, 12/1/2015	10,017,800
10,000,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011E), 0.62%, 12/1/2015	10,017,800
13,285,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011E), 0.77%, 12/1/2017	13,409,082
12,000,000	[1]	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Multimodal Revenue Bonds (Series 2012B-2), 0.60% TOBs, Mandatory Tender 6/1/2016	12,020,520
		TOTAL	45,465,202
		Florida—2.0%
52,116	[4,5]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	2,746
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$25,000,000	[1]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2012A-3), 1.27% (Citizens Property Insurance PLA/CLA Accounts), 6/1/2015	$25,044,000
7,500,000		Escambia County, FL Solid Waste Disposal, Revenue Bonds (First Series 2009), 1.35% TOBs (Gulf Power Co.), Mandatory Tender 6/2/2015	7,510,275
6,350,000		Escambia County, FL, PCR Refunding Bonds (Series 2003), 1.55% TOBs (Gulf Power Co.), Mandatory Tender 6/15/2016	6,436,042
21,740,000	[1]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2012), 0.77%, 10/1/2017	21,821,960
4,500,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2006), 1.50% (Waste Management, Inc.), 10/1/2018	4,500,000
5,200,000		Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	5,445,908
2,250,000		Okeechobee County, FL, 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2016	2,308,275
1,500,000		Orlando & Orange County Expressway Authority, FL, Refunding Revenue Bonds (Series 2012A), 5.00%, 7/1/2017	1,643,715
		TOTAL	74,712,921
		Georgia—1.9%
16,500,000		Burke County, GA Development Authority, PCRBs (Second Series 2008), 1.40% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2015	16,500,000
14,250,000		Burke County, GA Development Authority, PCRBs (Series 2012), 1.25% TOBs (Georgia Transmission Corporation Vogtle Project), Mandatory Tender 5/1/2015	14,259,690
22,500,000	[1]	Gainesville & Hall County, GA Hospital Authority, (Northeast Georgia Health System, Inc.), RACs (Series 2014B), 0.97%, 2/18/2020	22,531,275
10,000,000	[1]	Metropolitan Atlanta Rapid Transit Authority, GA, Variable Rate Sales Tax Revenue Bonds (Series 2000B), 0.30% TOBs, Mandatory Tender 7/1/2017	9,993,000
2,425,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 2.00% TOBs (Georgia Power Co.), Mandatory Tender 6/13/2019	2,498,065
2,000,000		Municipal Electric Authority of Georgia, General Resolution Senior General Power Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	2,154,400
400,000		Municipal Electric Authority of Georgia, Project One Power Revenue Bonds (Series GG), 5.00%, 1/1/2017	430,880
		TOTAL	68,367,310
		Illinois—4.8%
12,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-2 SIFMA Index), 0.77% TOBs, Mandatory Tender 6/1/2017	11,275,800
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$16,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 0.85% TOBs, Mandatory Tender 6/1/2018	$14,619,520
21,030,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2016	21,747,123
18,455,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2017	19,805,721
17,585,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2018	19,386,935
10,000,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2016	10,266,200
10,400,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2017	10,980,840
10,815,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2018	11,631,641
1,175,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2017	1,288,799
1,260,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (CHE Trinity Healthcare Credit Group), 12/1/2015	1,282,894
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (CHE Trinity Healthcare Credit Group), 12/1/2016	1,039,390
7,000,000		Illinois Finance Authority, Revenue Bonds (Series 2012E), 5.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 5/1/2015	7,028,000
2,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2015	2,020,080
2,000,000		Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2016	2,112,720
10,000,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2017	10,663,100
4,975,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	5,411,357
7,000,000		Illinois State, UT GO Bonds (Series of February 2014), 3.00%, 2/1/2016	7,132,020
5,000,000		Illinois State, UT GO Bonds (Series of February 2014), 3.00%, 2/1/2017	5,163,850
2,000,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2017	2,101,680
2,825,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2018	3,000,659
2,300,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2016	2,421,555
5,000,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2017	5,389,350
		TOTAL	175,769,234
		Indiana—3.0%
7,525,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-10), 4.00% TOBs (Ascension Health Alliance Subordinate Credit Group), Mandatory Tender 6/1/2016	7,834,052
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$700,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	$753,403
1,000,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2018	1,107,930
5,000,000		Indiana State EDA, (Series 2012), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 6/1/2015	4,999,950
5,000,000		Indiana State EDA, (Series A), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 6/1/2015	4,999,400
19,000,000		Indiana State Finance Authority Hospital Revenue, Health Facility Revenue BANs (Series 2013A), 2.20% (Cameron Memorial Community Hospital, Inc.), 2/1/2016	19,089,870
70,000,000	[1]	Whiting, IN Environmental Facilities, (BP PLC), Environmental Facilities Revenue Bonds (Series 2014), 0.77%, 12/1/2044	69,703,200
		TOTAL	108,487,805
		Kansas—0.4%
6,500,000	[1]	Kansas State Department of Transportation, Highway Revenue Refunding Index Bonds (Series 2014B-4), 0.435%, 9/1/2018	6,503,900
6,000,000	[1]	Kansas State Department of Transportation, Highway Revenue Refunding Index Bonds (Series 2014B-5), 0.515%, 9/1/2019	5,989,560
3,000,000		Olathe, KS, Health Facilities Revenue Bonds (Series 2012B), 2.00% TOBs (Olathe Medical Center), Mandatory Tender 3/1/2017	3,027,960
		TOTAL	15,521,420
		Kentucky—0.8%
20,300,000		Kentucky Public Transportation Infrastructure Authority, Subordinate Toll Revenue BANs (Series 2013A), 5.00%, 7/1/2017	22,092,287
5,835,000		Louisville & Jefferson County, KY Metropolitan Government, PCRBs (Series 2003A), 1.65% TOBs (Louisville Gas & Electric Co.), Mandatory Tender 4/3/2017	5,897,201
		TOTAL	27,989,488
		Louisiana—2.4%
21,000,000	[1]	Louisiana Local Government Environmental Facilities CDA, Subordinate Lien Revenue Bonds (Series 2013B LIBOR Index), 0.82% TOBs (East Baton Rouge Sewerage Commission), Mandatory Tender 8/1/2018	21,155,190
16,000,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-1 LIBOR Index), 0.59% TOBs, Mandatory Tender 5/1/2017	16,097,600
14,400,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-2 LIBOR Index), 0.67% TOBs, Mandatory Tender 5/1/2018	14,498,352
10,000,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2007B-2A), 2.125% TOBs (Loop LLC), Mandatory Tender 10/1/2015	10,079,500
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Louisiana—continued
$21,430,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-1), 2.20% TOBs (Loop LLC), Mandatory Tender 10/1/2017	$21,788,738
2,250,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2016	2,352,578
2,000,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2017	2,163,900
		TOTAL	88,135,858
		Maryland—1.9%
18,830,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011B), 1.265% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2016	19,027,527
23,900,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2012C), 0.945% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2017	24,088,571
17,000,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2013A), 0.715% TOBs (Johns Hopkins Hospital), Mandatory Tender 5/15/2018	17,104,550
8,705,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2013B), 0.692% TOBs (Johns Hopkins Hospital), Mandatory Tender 5/15/2018	8,753,138
		TOTAL	68,973,786
		Massachusetts—2.1%
15,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.50%, 2/1/2016	15,017,100
4,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.54%, 9/1/2016	4,011,440
20,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 0.36%, 1/1/2017	20,039,400
10,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 0.45%, 1/1/2018	10,004,700
10,000,000	[1]	Commonwealth of Massachusetts, UT GO Refunding Bonds (SIFMA Index Bonds) (Series 2013A), 0.38%, 2/1/2017	10,023,700
1,000,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 4 Series 2012A), 5.00%, 7/1/2015	1,012,010
3,250,000		Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2015	3,289,195
7,650,000	[1]	Massachusetts State Development Finance Agency, (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3), 0.50%, Mandatory Tender 1/29/2020	7,642,962
1,500,000		Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Series 1999B), 2.13% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	1,515,195
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$3,000,000		Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2002), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	$3,034,350
		TOTAL	75,590,052
		Michigan—3.1%
7,000,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 3.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2016	7,175,490
8,000,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2017	8,651,200
20,000,000	[1]	Michigan State Financial Authority, (Trinity Healthcare Credit Group), Hospital Revenue Bonds (Series 2015MI), 0.66%, Mandatory tender 12/1/2020	19,978,800
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 1.50% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2017	5,066,200
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2015	2,058,900
26,650,000		Michigan Strategic Fund, Adjustable Rate Demand LO Refunding Revenue Bonds (Series 1995C), 2.125% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	27,039,889
22,500,000	[1]	Saline, MI Area Schools, UT GO Refunding Bonds (Series 2012), 0.57% TOBs (Q-SBLF GTD), Mandatory Tender 11/1/2015	22,490,775
20,000,000	[1]	University of Michigan (The Regents of), General Revenue Bonds (Series 2012F), 0.42% TOBs, Mandatory Tender 4/1/2016	20,018,000
		TOTAL	112,479,254
		Minnesota—0.1%
4,900,000		Pipestone County, MN Medical Center, RANs (Series 2014), 0.85%, 5/1/2017	4,888,730
		Mississippi—0.6%
800,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2002), 1.37% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2017	798,576
1,000,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2004), 1.125% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2017	998,530
8,000,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2007), 1.00% (Waste Management, Inc.), 7/1/2017	7,978,720
10,715,000	[1]	Mississippi State, UT GO Refunding Bonds (Series 2012D), 0.55%, 9/1/2017	10,721,429
		TOTAL	20,497,255
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Missouri—0.2%
$3,780,000		Missouri State Environmental Improvement & Energy Resources Authority, Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.25% (Kansas City Power And Light Co.), 7/1/2017	$3,825,058
2,000,000		St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2016	2,078,040
		TOTAL	5,903,098
		Multi-State—0.7%
21,065,000	[1,2,3]	BB&T 2014-1 Trust, Tax-Exempt Pool Certificates (Series 2014 Class C), 0.72%, 11/15/2017	21,065,000
6,185,000	[1,2,3]	BB&T 2014-1 Trust, Tax-Exempt Pool Certificates (Series 2014 Class D), 0.82%, 11/15/2019	6,185,000
		TOTAL	27,250,000
		Nebraska—0.6%
7,835,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% (Royal Bank of Canada, Montreal GTD), 6/1/2016	8,188,123
5,000,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% (Royal Bank of Canada, Montreal GTD), 6/1/2017	5,436,550
5,590,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% (Royal Bank of Canada, Montreal GTD), 6/1/2018	6,271,030
750,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2016	765,555
500,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2017	530,000
750,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	808,043
		TOTAL	21,999,301
		New Hampshire—0.2%
5,000,000		New Hampshire Business Finance Authority, PCR Refunding Bonds (Series 2010A), 4.50% TOBs (United Illuminating Co.), Mandatory Tender 7/1/2015	5,037,900
2,000,000		New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2003), 2.125% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2018	2,078,540
		TOTAL	7,116,440
		New Jersey—6.2%
10,515,966		Bridgeton, NJ, 1.00% BANs, 8/27/2015	10,527,744
3,250,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.12% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	3,363,977
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$750,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.50% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	$784,283
11,500,000		Kearny, NJ, 1.00% BANs, 2/5/2016	11,537,835
82,100,000	[1]	New Jersey EDA, School Facilities Construction Refunding SIFMA Index Bonds (Series E), 1.72% (New Jersey State), 2/1/2016	82,412,801
18,500,000	[1]	New Jersey EDA, School Facilities Construction SIFMA Index Bonds (Series 2012H), 0.92% (New Jersey State), 2/1/2017	18,522,755
1,500,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2015	1,518,135
2,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2016	2,112,780
25,000,000	[1]	New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Notes (SIFMA Index Multimodal Notes) (Series 2014BB), 1.02%, 6/15/2034	25,011,250
5,000,000		New Jersey State Transportation Trust Fund Authority, Transportation Program Bonds (Series 2014AA), 5.00% (New Jersey State), 6/15/2017	5,379,650
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2015	2,018,180
6,625,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 D-3), 0.70% TOBs, Mandatory Tender 1/1/2018	6,667,996
7,235,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 E-1), 0.55% TOBs, Mandatory Tender 1/1/2016	7,244,478
5,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013 E-2), 0.64% TOBs, Mandatory Tender 1/1/2017	5,019,400
10,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013C), 0.50%, 1/1/2017	10,014,100
10,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013C), 0.57%, 1/1/2018	10,015,900
11,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2014B-3), 0.69% TOBs, Mandatory Tender 1/1/2018	11,023,320
9,553,000		Newark, NJ, (Series 2014B), 1.75% BANs, 6/24/2015	9,570,864
2,000,000		Newark, NJ, (Series 2014C), 1.75% BANs, 6/24/2015	2,003,740
2,236,000		Wildwood, NJ, 1.25% BANs, 5/29/2015	2,237,968
		TOTAL	226,987,156
		New Mexico—0.5%
19,350,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B), 0.865% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	19,436,688
		New York—11.7%
15,000,000		Colonie, NY, 1.25% BANs, 3/18/2016	15,077,100
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$2,075,000		Long Beach, NY, (Series 2014A), 1.50% RANs, 9/18/2015	$2,076,307
1,740,000		Long Beach, NY, (Series 2014B), 1.50% RANs, 9/18/2015	1,744,385
7,913,000		Long Beach, NY, (Series 2015A), 1.25% BANs, 2/17/2016	7,949,479
30,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (LIBOR Floating Rate Tender Notes), 0.77%, 5/1/2033	30,028,500
4,700,000	[1]	Metropolitan Transportation Authority, NY, (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3a) (Floating Rate Tender Notes), 0.39% TOBs 11/1/2018	4,700,329
15,000,000	[1]	Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (SIFMA Floating Rate Tender Notes) (Subseries 2014D-2), 0.38% 11/15/2017	15,006,900
3,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes), 0.47% TOBs (MTA Dedicated Tax Fund), Mandatory Tender 11/1/2019	2,999,910
8,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3a), 0.77% (MTA Dedicated Tax Fund), 11/1/2017	8,029,040
14,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3b), 0.92% (MTA Dedicated Tax Fund), 11/1/2018	14,064,260
15,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c), 0.97% (MTA Dedicated Tax Fund), 11/1/2019	15,230,700
5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002D-2b), 0.719% TOBs (MTA Transportation Revenue)/(AGM INS), Mandatory Tender 5/15/2018	5,005,300
3,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1c), 0.805% (MTA Transportation Revenue), 11/1/2016	3,012,720
2,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1d), 0.945% (MTA Transportation Revenue), 11/1/2017	2,014,740
5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1g), 0.765% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2015	5,007,100
5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1h), 0.965% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	5,033,850
18,900,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-2), 0.642% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2015	18,908,694
24,750,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-3), 0.815% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	24,858,900
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$17,700,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-4), 0.952% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2017	$17,825,847
3,500,000		Nassau, NY Health Care Corp., 2.25% RANs, 1/15/2016	3,528,840
12,700,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.57%, 8/1/2025	12,688,062
15,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-7), 0.49%, 8/1/2021	15,007,950
14,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-8), 0.40%, 8/1/2021	14,001,960
5,500,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2015	5,589,705
6,040,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2016	6,417,802
12,395,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2017	13,622,725
14,625,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2016	15,539,794
13,275,000		New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2015	13,594,927
2,000,000		New York State Environmental Facilities Corp., Revenue Bonds (Series A), 2.75% (Waste Management, Inc.), 7/1/2017	2,102,160
11,100,000		New York State Environmental Facilities Corp., Solid Waste Disposal Refunding Revenue Bonds (Series 2012), 0.37% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2015	11,100,000
7,500,000	[1,2,3]	Nuveen New York AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares (Series 2017), 0.66%, 10/1/2017	7,514,850
8,250,000		Owego-Apalachin, NY CSD, (Series 2015), 1.00% RANs, 2/26/2016	8,281,432
20,000,000		Oyster Bay, NY, (Series 2015A), 1.25% BANs, 2/5/2016	20,099,400
1,000,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 3.00%, 1/15/2016	1,018,870
1,500,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 4.00%, 1/15/2017	1,580,145
2,115,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 4.00%, 1/15/2018	2,279,336
3,980,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 3.00%, 8/15/2016	4,102,465
1,600,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 4.00%, 8/15/2017	1,712,656
1,720,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 4.00%, 8/15/2018	1,859,853
1,825,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2018	2,019,691
2,250,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2019	2,537,190
7,000,000		Suffolk County, NY, (Series 2014A), 1.50% BANs, 5/1/2015	7,006,510
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$2,500,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2020	$2,519,925
3,500,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2020	3,692,675
9,000,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	9,490,590
6,750,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	7,371,068
2,190,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2016	2,269,409
9,150,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2000ABCD-3), 0.27% (AGM INS), 1/1/2017	9,146,706
11,350,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2000ABCD-4), 0.37% (AGM INS), 1/1/2018	11,340,352
4,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2000ABCD-5), 0.46% (AGM INS), 1/1/2019	4,002,440
8,472,100		Utica, NY, (Series 2014B), 1.25% BANs, 5/7/2015	8,474,726
		TOTAL	430,088,275
		North Carolina—1.7%
10,500,000		North Carolina Capital Facilities Finance Agency, (Series 2013), 0.40% TOBs (Republic Services, Inc.), Mandatory Tender 6/16/2015	10,500,000
10,000,000		North Carolina Capital Facilities Finance Agency, (Series B), 0.35% TOBs (Republic Services, Inc.), Mandatory Tender 6/1/2015	9,999,800
1,500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2016	1,552,890
4,500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	4,836,735
2,875,000	[1]	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012C), 0.76% TOBs (Wake Forest Baptist Obligated Group), Mandatory Tender 12/1/2017	2,867,899
20,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012A), 0.565% TOBs, Mandatory Tender 12/1/2015	20,008,200
12,750,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012B), 0.865% TOBs, Mandatory Tender 12/1/2017	12,863,602
		TOTAL	62,629,126
		Ohio—3.0%
40,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014), 0.835% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	40,311,600
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$8,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006-A), 3.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	$8,976,935
10,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-B), 3.10% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 3/1/2019	10,286,500
20,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009D), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 9/15/2016	20,220,800
5,500,000		Ohio State Higher Educational Facility Commission, (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B), 0.35%, 1/15/2045	5,500,000
13,000,000	[1]	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011B), 1.27% (University of Dayton), 7/1/2016	13,018,200
2,000,000		Ohio Water Development Authority, 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2016	2,051,800
8,000,000		Ohio Water Development Authority, PCR Refunding Bonds (Series 2010B), 2.20% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2016	8,027,920
		TOTAL	108,393,755
		Oklahoma—0.8%
750,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2016	773,760
3,235,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Mustang Public Schools), 9/1/2017	3,414,543
1,390,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2018	1,505,440
2,050,000		Cleveland County, OK Educational Facilities Authority, Educational Facilities Lease Revenue Bonds (Series 2013), 5.00% (Moore Public Schools), 6/1/2015	2,066,359
4,390,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Midwest City-Del City Public Schools), 3/1/2017	4,565,688
5,345,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2016	5,514,543
6,905,000	[1]	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A), 0.82% TOBs, Mandatory Tender 8/1/2018	6,909,281
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—continued
$3,315,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 4.00% (Broken Arrow Public Schools), 9/1/2015	$3,367,211
		TOTAL	28,116,825
		Oregon—0.4%
3,200,000		Gilliam County, OR Solid Waste Disposal, Solid Waste Disposal Revenue Bonds (Series 2000-A), 0.75% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2015	3,200,416
2,500,000		Gilliam County, OR Solid Waste Disposal, Solid Waste Disposal Revenue Bonds (Series 2007), 1.50% (Waste Management, Inc.), 10/1/2018	2,488,525
3,000,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 3.00%, 11/1/2016	3,006,570
3,500,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 4.00%, 11/1/2017	3,635,415
2,100,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	2,289,252
		TOTAL	14,620,178
		Pennsylvania—6.5%
4,125,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,149,668
8,700,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006-A), 3.50% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2020	9,047,391
10,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006A), 2.20% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 7/1/2016	10,141,000
1,000,000	[1]	Bermudian Springs, PA School District, GO Notes (Series 2013), 0.515%, 5/1/2015	999,870
7,500,000	[1]	Bermudian Springs, PA School District, GO Notes (Series 2013), 0.815% TOBs, Mandatory Tender 5/2/2016	7,500,300
8,000,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2014), 0.54%, 1/1/2030	8,116,080
3,000,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 1.375% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2017	3,016,440
5,975,000	[1]	Downingtown Area School District, PA, UT GO Bonds (Series 2010), 0.39% TOBs, Mandatory Tender 5/1/2016	5,975,956
600,000	[1]	Manheim Township, PA School District, GO Bonds (Series 2014A) (State Aid Withholding GTD), 0.33%, 5/2/2016	600,252
1,400,000	[1]	Manheim Township, PA School District, GO Bonds (Series 2014A) (State Aid Withholding GTD), 0.39%, 5/1/2017	1,401,330
15,000,000	[1]	Manheim Township, PA School District, GO Bonds (Series 2014A), 0.506% TOBs (State Aid Withholding GTD), Mandatory Tender 5/1/2018	15,024,750
16,445,000	[1]	Middletown, PA Area School District, UT GO Bonds (Series 2013), 0.865% TOBs, Mandatory Tender 6/5/2017	16,486,770
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2016	$644,950
375,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	398,430
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	676,194
1,100,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.38%, 11/1/2017	1,101,837
700,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.46%, 11/1/2018	702,394
1,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.52%, 11/1/2019	1,005,250
4,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.61%, 11/1/2024	4,021,240
8,000,000	[1]	Northampton County, PA General Purpose Authority, Variable Rate Hospital Revenue Bonds (Series 2013B), 1.42% TOBs (St. Luke's Hospital of Bethlehem), Mandatory Tender 8/15/2020	8,078,320
29,250,000		Pennsylvania EDFA, (Series 2013), 0.37% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2015	29,249,707
5,250,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2006A), 2.55% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	5,334,683
15,000,000		Pennsylvania EDFA, Revenue Bonds (Series 2010A), 0.37% TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2015	15,000,000
4,500,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	4,539,600
20,000,000		Pennsylvania State Higher Education Facilities Authority, (Thomas Jefferson University), Variable Rate Revenue Bonds (Series 2015B), 0.60%, 3/15/2018	20,000,000
10,855,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 0.62%, 12/1/2017	10,886,045
11,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 0.72%, 12/1/2018	11,014,630
6,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B), 0.62%, 12/1/2018	6,037,080
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B), 0.90%, 12/1/2020	4,041,120
1,080,000	[1]	Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 0.808% (Guthrie Healthcare System, PA), 12/1/2017	1,072,526
6,000,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes), 1.12%, 04/02/2018	6,009,240
5,800,000	[1]	University Area Joint Authority, PA, Sewer Revenue Bonds (Series 2014), 0.42%, 11/01/2017	5,802,900
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$20,000,000	[1]	York County, PA, GO Floating Rate Notes (Series 2015 LIBOR Index Rate Mode), 0.42%, 06/01/2033	$20,009,800
		TOTAL	238,085,753
		Rhode Island—0.3%
4,585,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2015	4,659,873
4,700,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011B), 5.00%, 8/1/2015	4,776,751
		TOTAL	9,436,624
		South Carolina—0.5%
17,470,000	[1]	Charleston, SC Waterworks and Sewer System, Refunding Revenue Bonds (Series 2007), 0.79% TOBs, Mandatory Tender 1/1/2018	17,504,765
		Tennessee—0.7%
23,500,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, Revenue Refunding Bonds (Series 2012B), 0.62% TOBs (Vanderbilt University), 10/1/2017	23,583,660
1,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2016	1,058,330
		TOTAL	24,641,990
		Texas—7.5%
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Put Bonds (Series 2013B), 3.00% TOBs, Mandatory Tender 1/4/2016	5,028,500
12,890,000		Clear Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2013B), 2.00% TOBs (PSFG GTD), Mandatory Tender 8/14/2015	12,968,887
5,625,000		Cypress-Fairbanks, TX ISD, Variable Rate UT GO School Building Bonds (Series 2014B-2), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/15/2017	5,886,731
5,000,000		Cypress-Fairbanks, TX ISD, Variable Rate UT GO School Building Bonds (Series 2014B-3), 2.00% TOBs (PSFG GTD), Mandatory Tender 8/15/2015	5,030,850
2,780,000		Georgetown, TX ISD, 4.75% TOBs, Mandatory Tender 8/1/2015	2,821,088
10,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2014B), 0.60% TOBs (Memorial Hermann Health System), Mandatory Tender 12/1/2019	10,003,200
1,170,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.32% (Memorial Hermann Health System), 6/1/2015	1,170,117
1,045,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.42% (Memorial Hermann Health System), 6/1/2016	1,045,878
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$3,600,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.52% (Memorial Hermann Health System), 6/1/2017	$3,605,184
1,815,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.62% (Memorial Hermann Health System), 6/1/2018	1,815,744
2,250,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.72% (Memorial Hermann Health System), 6/1/2019	2,251,508
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.77% (Memorial Hermann Health System), 6/1/2020	1,998,300
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.85% (Memorial Hermann Health System), 6/1/2021	3,700,503
3,655,000		Harris County, TX Metropolitan Transit Authority, Sales & Tax Contractual Obligations (Series 2011B), 4.00%, 11/1/2015	3,737,749
25,000,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.61% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 8/15/2015	25,041,500
3,750,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.66% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 8/15/2016	3,768,675
3,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 0.57% TOBs, Mandatory Tender 6/1/2015	3,000,270
10,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012B), 0.77% TOBs, Mandatory Tender 6/1/2017	10,007,300
15,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012C), 0.62% TOBs, Mandatory Tender 8/1/2016	15,033,000
2,795,000		Houston, TX Convention & Entertainment Facilities Department, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2015	2,850,760
2,600,000		Houston, TX Convention & Entertainment Facilities Department, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011B), 5.00%, 9/1/2015	2,651,870
8,550,000	[1]	Houston, TX Higher Education Finance Corp., Higher Education Revenue Refunding Bonds (Series 2013B), 0.55% TOBs (Rice University), Mandatory Tender 11/16/2017	8,592,494
10,000,000		Houston, TX ISD, Variable Rate LT Refunding Bonds (Series 2012), 2.00% TOBs (PSFG GTD), Mandatory Tender 6/1/2015	10,033,700
10,000,000	[1]	Katy, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2015C), 08/15/2036	10,006,400
15,000,000		Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2011B), 5.00% (LCRA Transmission Services Corp.), 5/15/2015	15,088,500
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,085,000		Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	$1,097,727
10,000,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2011A) (SIFMA Index Floating Rate), 0.82% TOBs, Mandatory Tender 1/1/2019	10,019,000
31,665,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C) (SIFMA Index Floating Rate Bonds), 0.69%, 1/1/2020	31,531,690
20,000,000		Round Rock ISD, TX, Variable Rate UT Tax School Building Bonds (Series 2015), 1.50% TOBs (PSFG GTD), 8/1/2016	20,276,000
7,000,000		San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012B), 2.00% TOBs, Mandatory Tender 12/1/2015	7,071,470
7,500,000		San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012C), 2.00% TOBs, Mandatory Tender 12/1/2016	7,676,325
5,000,000		San Antonio, TX ISD, UT GO Bonds (Series 2014B), 2.00% TOBs (PSFG GTD), Mandatory Tender 8/1/2018	5,120,050
15,000,000	[1]	San Antonio, TX Water System, Variable Rate Junior Lien Revenue Bonds (Series 2013F), 0.70% TOBs, Mandatory Tender 11/1/2016	15,059,700
7,335,000		Texas State Transportation Commission, First Tier Revenue Refunding Put Bonds (Series 2015-A), 5.00% TOBs (Central Texas Turnpike System) 4/1/2020	8,476,326
		TOTAL	273,466,996
		Utah—0.2%
9,000,000		Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.375% (United States Steel Corp.), 11/1/2015	9,154,170
		Virginia—0.8%
2,650,000		Amelia County, VA IDA, (Series 2002), 0.625% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	2,650,000
1,815,000		Caroline County, VA IDA, Public Facility Lease Revenue BANs (Series 2011), 4.00%, 8/1/2016	1,818,321
4,800,000		Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.125% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	5,023,776
2,000,000		Charles City County, VA IDA, Tax-Exempt Adjustable Mode Solid Waste Disposal Revenue Bonds (Series 2002), 1.875% TOBs (Waste Management, Inc.), Mandatory Tender 4/1/2015	2,000,000
2,000,000		Gloucester County, VA IDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2003A), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	2,009,840
615,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2015	622,417
2,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2016	2,111,220
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$2,335,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2017	$2,543,352
10,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.375% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2016	10,184,600
		TOTAL	28,963,526
		Washington—0.8%
8,000,000	[1]	Everett, WA, LT Tax GO Refunding Bonds (SIFMA Index Floating) (Series 2014), 0.42%, 12/1/2034	8,006,080
8,000,000	[1]	Grant County, WA Public Utilities District NO. 2: Electric System, Electric System Revenue Bonds (Series 2014-K) (SIFMA Index), 0.34%, 1/1/2044	7,987,600
4,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2015	4,031,800
3,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2016	3,155,070
1,500,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2017	1,631,925
3,000,000	[2]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 1.25% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2017	3,028,980
		TOTAL	27,841,455
		West Virginia—1.2%
9,000,000		Mason County, WV, PCRBs, 1.625% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2018	9,030,420
10,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	10,000,000
16,500,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds Series (2011A), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 9/1/2016	16,684,470
375,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 4.00% (West Virginia University), 10/1/2015	382,174
700,000		West Virginia University Board of Governors, University Improvement Revenue Bonds (Series 2011B), 5.00% (West Virginia University), 10/1/2015	716,891
7,000,000	[1]	West Virginia University Board of Governors, Variable Rate Refunding Revenue Bonds (Series 2014C), 0.55% TOBs (West Virginia University), Mandatory Tender 10/1/2019	7,004,270
		TOTAL	43,818,225
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—0.1%
$3,685,000		Wisconsin HEFA, Revenue Bonds (Series 2013B-1), 4.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2018	$3,995,056
		Wyoming—0.1%
4,200,000		Albany County, WY, PCRBs (Series 1985), 1.75% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2015	4,199,832
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $3,053,215,744)	3,066,610,501
		SHORT-TERM MUNICIPALS—14.7%[6]
		Alabama—1.5%
700,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.40%, 4/2/2015	700,000
13,985,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.660%, 4/2/2015	13,985,000
4,200,000		Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 0.35%, 4/2/2015	4,200,000
37,325,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery) (Series B) ARS (AGM INS), 0.500%, 4/3/2015	37,325,000
375,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Regions Bank, Alabama LOC), 2.18%, 4/3/2015	375,000
		TOTAL	56,585,000
		Arizona—0.2%
5,975,000		Maricopa County, AZ Pollution Control Corp., (Series 2009A) Weekly VRDNs (Arizona Public Service Co.), 0.25%, 4/2/2015	5,975,000
		Arkansas—0.4%
15,000,000		Arkansas Development Finance Authority, (Baptist Memorial Healthcare), (Series 2015B-3), 0.750%, 4/2/2015	15,000,000
		California—1.1%
40,000,000	[2,3]	Golden State Tobacco Securitization Corp., CA, SPEARs (DBE-1011) Weekly VRDNs (California State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.200%, 4/2/2015	40,000,000
		Connecticut—0.1%
3,600,000		Connecticut Development Authority, (Series 1999), 0.25% CP (New England Power Co.), Mandatory Tender 5/6/2015	3,600,000
		Florida—0.2%
6,700,000	[2,3]	Miami-Dade County, FL Aviation, Austin Floater Certificates (Series 2008-1145) Weekly VRDNs (AGM INS)/(Bank of America N.A. LIQ), 0.340%, 4/2/2015	6,700,000
		Georgia—0.1%
5,440,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 0.660%, 4/2/2015	5,440,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[6]
		Illinois—0.3%
$9,345,000	[2,3]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (AGM INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 4/2/2015	$9,345,000
		Indiana—0.6%
22,250,000		Indiana State Finance Authority Environmental, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.52%, 4/1/2015	22,250,000
		Louisiana—1.0%
31,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.18%, 4/2/2015	31,500,000
7,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.20%, 4/1/2015	7,000,000
		TOTAL	38,500,000
		Massachusetts—0.3%
9,300,000		Massachusetts IFA, (Series 1992B), 0.25% CP (New England Power Co.), Mandatory Tender 4/13/2015	9,300,000
		Mississippi—0.4%
13,305,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.35%, 4/2/2015	13,305,000
2,360,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 0.36%, 4/2/2015	2,360,000
		TOTAL	15,665,000
		Multi State—0.6%
22,980,000	[2,3]	ROCs Pooled Trust (Multistate AMT) Series 13001CE, ROCs (Series 13001CE) Weekly VRDNs (Citigroup, Inc. GTD)/(Citigroup, Inc. LIQ), 1.00%, 4/2/2015	22,980,000
		New Hampshire—0.5%
10,000,000		New Hampshire Business Finance Authority, (Series 1990B), 0.37% CP (New England Power Co.), Mandatory Tender 4/1/2015	10,000,000
6,700,000		New Hampshire Business Finance Authority, PCR Bonds (1990 Series A), 0.32% CP (New England Power Co.), Mandatory Tender 4/13/2015	6,700,000
		TOTAL	16,700,000
		New Jersey—1.2%
7,720,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 0.42%, 4/3/2015	7,720,000
7,720,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 0.42%, 4/3/2015	7,720,000
26,200,000		New Jersey EDA, (Series 2003B) Weekly VRDNs (Port Newart Container Terminal LLC)/(Santander Bank, N.A. LOC), 0.70%, 4/2/2015	26,200,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[6]
		New Jersey—continued
$2,650,000		New Jersey EDA, Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.32%, 4/2/2015	$2,650,000
		TOTAL	44,290,000
		North Carolina—1.3%
20,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.180%, 4/1/2015	20,000,000
15,900,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.17%, 4/1/2015	15,900,000
12,740,000	[2,3]	North Carolina Eastern Municipal Power Agency, P-FLOATs (Series PT-4112) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.26%, 4/2/2015	12,740,000
		TOTAL	48,640,000
		Rhode Island—0.1%
3,380,000		Rhode Island State Health and Educational Building Corp., (Series 2006A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.15%, 4/1/2015	3,380,000
		South Carolina—0.6%
13,000,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.190%, 4/1/2015	13,000,000
8,250,000		Darlington County, SC, (Series 2003A) Weekly VRDNs (Nucor Corp.), 0.190%, 4/1/2015	8,250,000
		TOTAL	21,250,000
		Tennessee—0.3%
1,100,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 0.48%, 4/2/2015	1,100,000
10,000,000		Memphis-Shelby County, TN Industrial Development Board—PCRBs, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 0.21%, 4/1/2015	10,000,000
		TOTAL	11,100,000
		Texas—3.2%
32,100,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010B) Daily VRDNs (Motiva Enterprises LLC), 0.200%, 4/1/2015	32,100,000
54,800,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010D) Daily VRDNs (Motiva Enterprises LLC), 0.20%, 4/1/2015	54,800,000
3,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010E) Daily VRDNs (Motiva Enterprises LLC), 0.19%, 4/1/2015	3,000,000
25,500,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009A) Daily VRDNs (Motiva Enterprises LLC), 0.20%, 4/1/2015	25,500,000
		TOTAL	115,400,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[6]
	Virginia—0.6%
$23,700,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 0.40% CP (Virginia Electric & Power Co.), Mandatory Tender 4/8/2015	$23,700,000
	West Virginia—0.1%
4,000,000	Grant County, WV County Commission, PCRBs (Series 1994), 0.25% CP (Virginia Electric & Power Co.), Mandatory Tender 5/6/2015	4,000,000
	TOTAL SHORT-TERM MUNICIPALS—14.7% (AT AMORTIZED COST)	539,800,000
	TOTAL INVESTMENTS—98.5% (IDENTIFIED COST $3,593,015,744)[7]	3,606,410,501
	OTHER ASSETS AND LIABILITIES - NET—1.5%[8]	53,606,871
	TOTAL NET ASSETS—100%	$3,660,017,372
Securities that are subject to the federal alternative minimum tax (AMT) represents 15.6% of the Fund's portfolio as calculated based upon total market value.
1	Floating rate notes with current rate and maturity or tender date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2015, these restricted securities amounted to $147,231,035, which represented 4.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2015, these liquid restricted securities amounted to $140,706,325, which represented 3.8% of total net assets.
4	Non-income-producing security.
5	Security in default.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2015, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
CHE	—Catholic Health East
COPs	—Certificates of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MMMs	—Money Market Municipals
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PSFG	—Public School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
Q-SBLF	—Qualified School Bond Loan Fund
RACs	—Revenue Anticipation Certificates
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SIFMA	—Securities Industry and Financial Markets Association
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements.
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.05	$10.02	$10.05	$10.05	$10.04	$10.02
Income From Investment Operations:
Net investment income	0.01	0.03	0.03	0.06	0.10	0.06
Net realized and unrealized gain (loss) on investments	(0.02)	0.03	(0.03)	0.00[1]	0.01	0.02
TOTAL FROM INVESTMENT OPERATIONS	(0.01)	0.06	0.00[1]	0.06	0.11	0.08
Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.03)	(0.06)	(0.10)	(0.06)
Net Asset Value, End of Period	$10.03	$10.05	$10.02	$10.05	$10.05	$10.04
Total Return[2]	(0.13)%	0.56%	0.02%	0.59%	1.06%	0.81%
Ratios to Average Net Assets:
Net expenses	0.80%[3]	0.80%[4]	0.80%	0.79%[4]	0.80%	0.80%
Net investment income	0.13%[3]	0.26%	0.33%	0.58%	0.95%	0.61%
Expense waiver/reimbursement[5]	0.22%[3]	0.22%	0.38%	0.44%	0.41%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,239,638	$1,362,615	$1,731,519	$2,198,969	$1,797,275	$1,982,542
Portfolio turnover	32%	62%	54%	66%	92%	37%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio are 0.80% and 0.79% for the years ended September 30, 2014 and 2012 after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2015	Year Ended September 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.05	$10.02	$10.05	$10.05	$10.04	$10.02
Income From Investment Operations:
Net investment income	0.03	0.07	0.08	0.10	0.14	0.11
Net realized and unrealized gain (loss) on investments	(0.02)	0.03	(0.03)	0.00[1]	0.01	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.01	0.10	0.05	0.10	0.15	0.13
Less Distributions:
Distributions from net investment income	(0.03)	(0.07)	(0.08)	(0.10)	(0.14)	(0.11)
Net Asset Value, End of Period	$10.03	$10.05	$10.02	$10.05	$10.05	$10.04
Total Return[2]	0.09%	1.01%	0.47%	1.05%	1.51%	1.26%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.35%[4]	0.35%	0.34%[4]	0.35%	0.35%
Net investment income	0.58%[3]	0.71%	0.78%	1.02%	1.40%	1.06%
Expense waiver/reimbursement[5]	0.17%[3]	0.17%	0.32%	0.40%	0.36%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,420,380	$2,198,711	$1,827,352	$1,811,011	$1,245,370	$1,195,878
Portfolio turnover	32%	62%	54%	66%	92%	37%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.35% and 0.34% for the years ended September 30, 2014 and 2012 after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2015 (unaudited)
Assets:
Total investment in securities, at value (identified cost $3,593,015,744)		$3,606,410,501
Cash		3,709,296
Receivable for investments sold		74,855,191
Receivable for shares sold		12,185,462
Income receivable		11,059,560
TOTAL ASSETS		3,708,220,010
Liabilities:
Payable for shares redeemed	$23,729,117
Payable for investments purchased	23,500,000
Income distribution payable	284,874
Payable for distribution services fee (Note 5)	214,412
Payable for other service fees (Notes 2 and 5)	286,493
Accrued expenses (Note 5)	187,742
TOTAL LIABILITIES		48,202,638
Net assets for 364,734,138 shares outstanding		$3,660,017,372
Net Assets Consists of:
Paid-in capital		$3,649,382,075
Net unrealized appreciation of investments		13,394,757
Accumulated net realized loss on investments		(2,757,292)
Distributions in excess of net investment income		(2,168)
TOTAL NET ASSETS		$3,660,017,372
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,239,637,754 ÷ 123,534,727 shares outstanding) $0.001 par value, 500,000,000 shares authorized		$10.03
Offering price per share (100/98.00 of $10.03)		$10.23
Redemption proceeds per share		$10.03
Institutional Shares:
Net asset value per share ($2,420,379,618 ÷ 241,199,411 shares outstanding) $0.001 par value, 500,000,000 shares authorized		$10.03
Offering price per share		$10.03
Redemption proceeds per share		$10.03
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2015 (unaudited)
Investment Income:
Interest			$16,785,235
Expenses:
Investment adviser fee (Note 5)		$7,154,829
Administrative fee (Note 5)		1,399,360
Custodian fees		57,560
Transfer agent fees		418,910
Directors'/Trustees' fees (Note 5)		12,833
Auditing fees		15,288
Legal fees		5,282
Distribution services fee (Note 5)		1,626,234
Other service fees (Notes 2 and 5)		1,624,879
Portfolio accounting fees		166,857
Share registration costs		54,612
Printing and postage		18,104
Tax expenses		132,370
Miscellaneous (Note 5)		14,884
TOTAL EXPENSES		12,702,002
Waivers: (Note 5)
Waiver of investment adviser fee	$(3,102,767)
Waiver of other operating expenses	(323,891)
TOTAL WAIVERS		(3,426,658)
Net expenses			9,275,344
Net investment income			7,509,891
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			772,270
Net change in unrealized appreciation of investments			(4,775,940)
Net realized and unrealized loss on investments			(4,003,670)
Change in net assets resulting from operations			$3,506,221
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2015	Year Ended 9/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,509,891	$17,917,582
Net realized gain (loss) on investments	772,270	(244,683)
Net change in unrealized appreciation/depreciation of investments	(4,775,940)	9,964,113
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,506,221	27,637,012
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(873,605)	(3,967,163)
Institutional Shares	(6,638,607)	(13,949,923)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,512,212)	(17,917,086)
Share Transactions:
Proceeds from sale of shares	1,411,644,787	2,360,392,971
Net asset value of shares issued to shareholders in payment of distributions declared	5,796,034	13,621,089
Cost of shares redeemed	(1,314,743,482)	(2,381,278,982)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	102,697,339	(7,264,922)
Change in net assets	98,691,348	2,455,004
Net Assets:
Beginning of period	3,561,326,024	3,558,871,020
End of period (including (distributions in excess of) undistributed net investment income of $(2,168) and $153, respectively)	$3,660,017,372	$3,561,326,024
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2015 (unaudited)
1. ORGANIZATION
Federated Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Municipal Ultrashort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares may bear distribution services fees and other service fees unique to that class.
Semi-Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,624,879
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the
Semi-Annual Shareholder Report

restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities held at March 31, 2015, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, is as follows:
Security	Acquisition Date	Cost	Market Value
California PCFA, Solid Waste Disposal Revenue Bonds, 1.65% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	4/30/2014	$3,500,000	$3,495,730
Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 1.25% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2017	2/25/2010	$3,000,000	$3,028,980
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	22,086,845	$221,853,092	69,396,400	$696,804,145
Shares issued to shareholders in payment of distributions declared	83,596	839,488	380,643	3,821,962
Shares redeemed	(34,276,615)	(344,247,005)	(106,975,398)	(1,074,036,674)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(12,106,174)	$(121,554,425)	(37,198,355)	$(373,410,567)
Semi-Annual Shareholder Report

	Six Months Ended 3/31/2015		Year Ended 9/30/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	118,480,031	$1,189,791,695	165,683,469	$1,663,588,826
Shares issued to shareholders in payment of distributions declared	493,597	4,956,546	975,840	9,799,127
Shares redeemed	(96,639,232)	(970,496,477)	(130,203,404)	(1,307,242,308)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	22,334,396	$224,251,764	36,455,905	$366,145,645
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	10,228,222	$102,697,339	(742,450)	$(7,264,922)
4. FEDERAL TAX INFORMATION
At March 31, 2015, the cost of investments for federal tax purposes was $3,593,015,744. The net unrealized appreciation of investments for federal tax purposes was $13,394,757. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,042,848 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,648,091.
At September 30, 2014, the Fund had a capital loss carryforward of $3,529,562 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$175,020	$ 19,479	$194,499
2015	$631,311	NA	$631,311
2016	$148,172	NA	$148,172
2017	$1,306,058	NA	$1,306,058
2018	$1,242,780	NA	$1,242,780
2019	$6,742	NA	$6,742
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2015, the Adviser voluntarily waived $3,102,767 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets annually to compensate FSC.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,626,234	$(323,891)
For the six months ended March 31, 2015, FSC retained $656,991 of fees paid by the Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2015, FSC did not retain any sales charges from the sale of Class A Shares. For the six months ended March 31, 2015, FSC retained $10,041 of CDSC relating to redemptions of Class A shares.
Other Service Fees
For the six months ended March 31, 2015, FSSC received $642 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Interfund Transactions
During the six months ended March 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $329,620,000 and $412,785,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.80% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2015, were as follows:
Purchases	$446,156,452
Sales	$554,534,445
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2015, there were no outstanding loans. During the six months ended March 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2015, there were no outstanding loans. During the six months ended March 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 to March 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$998.70	$3.99
Institutional Shares	$1,000.00	$1,000.90	$1.75
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,020.94	$4.03
Institutional Shares	$1,000.00	$1,023.19	$1.77
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.80%
Institutional Shares	0.35%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Municipal Ultrashort Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. In this regard, the Senior Officer proposed, and the Board approved, a reduction of 20 basis points in the contractual advisory fee of the Fund. This change more closely aligned the contractual fee with the net fee actually charged after the imposition of applicable voluntary waivers and was believed by both the Senior Officer and the Board to improve the market competitiveness of the Fund. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Semi-Annual Shareholder Report

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Municipal Ultrashort Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P866
CUSIP 31417P858
28391 (5/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 21, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 21, 2015